General and Administrative	12 Months Ended
Dec. 31, 2021
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General and Administrative
7.	General and Administrative

		Years Ended December 31

(in thousands)	Note	2021	2020

Salaries and benefits

Salaries and benefits, excluding PSUs		$18,244	$16,733

PSUs 1	20.1	14,004	21,520

Total salaries and benefits		$32,248	$38,253

Depreciation		1,893	1,889

Donations		6,218	5,792

Professional fees		4,173	3,590

Regulatory		2,145	2,136

Insurance		1,807	1,497

Other		7,239	7,109

General and administrative before equity settled stock based compensation		$55,723	$60,266

Equity settled stock based compensation 2

Stock options	19.2	$2,066	$2,165

RSUs	19.3	3,196	3,267
Total equity settled stock based compensation		$5,262	$5,432

Total general and administrative		$60,985	$65,698

1)
The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 191% during the year ended December 31, 2021 as compared to 187% during the comparable period of 2020.

2)	Equity settled stock based compensation is a non-cash expense.